Income Tax Expenses - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Income Tax [Line Items]
Tax expense (income)	$ 259,000	$ 10,000	$ 1,000
Accounting profit	$ (53,599,000)	$ (172,591,000)	$ (240,810,000)
Apollomics Australia Pty Ltd [Member]
Disclosure Of Detailed Information About Income Tax [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
UNITED STATES | Federal Income Tax Rate [Member]
Disclosure Of Detailed Information About Income Tax [Line Items]
Applicable tax rate	21.00%
CHINA
Disclosure Of Detailed Information About Income Tax [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
HONG KONG
Disclosure Of Detailed Information About Income Tax [Line Items]
Applicable tax rate	16.50%
Tax expense (income)	$ 0	$ 0	$ 0
Accounting profit	$ 0	$ 0	$ 0